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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   MARCH 31, 2003
                                                 --------------


Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.):  [   ]  is a restatement.
                                        [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    REDSKY PARTNERS LLC
Address: 800 NICOLLET MALL
         25TH FLOOR
         MINNEAPOLIS, MN 55402



Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          GREGG GROECHEL
              ----------------
Title:         MANAGING MEMBER
              -----------------
Phone:        612-659-4412
             --------------

Signature, Place, and Date of Signing:
/s/ Gregg Groechel          MINNEAPOLIS, MINNESOTA             MAY 14, 2003
------------------          ----------------------             ----------
  [Signature]                    [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          12

Form 13F Information Table Value Total:          $85,367
                                                 ---------
                                                 (thousands)



CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

THE AGGREGATE VALUE OF THE HOLDINGS FOR WHICH CONFIDENTIAL TREATMENT HAS BEEN REQUESTED IS $754,164 (THOUSANDS).

List of Other Included Managers:                 NONE


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               13F FILING FOR QUARTER ENDING 03/31/03 (PUBLIC)





Issuer                      Type        Cusip   Value x    Shares  SH/PRN Put/ Investment  Other     Voting     Voting     Voting
                                                  1000     Prn Amt        Call Discretion  Managers  Authority  Authority  Authority
                                                                                                     Sole       Shared     None



BP PLC SPON ADR         ADRS STOCK    055622104    6248   161,900 SH               SOLE              161,900          0           0

NOKIA CORPORATION       ADRS STOCK    654902204    7362   525,500 SH               SOLE              525,500          0           0

GENERAL MOTORS CORP     CLASS H STOCK 370442832    4246   379,100 SH               SOLE              379,100          0           0

AT&T WIRELESS SERVICES
  INC                   COMMON STOCK  00209A106    5895   893,200 SH               SOLE              893,200          0           0

BAKER HUGHES INC        COMMON STOCK  057224107    3978   132,900 SH               SOLE              132,900          0           0

CITIGROUP INC           COMMON STOCK  172967101    8161   236,900 SH               SOLE              236,900          0           0

GUIDANT CORP            COMMON STOCK  401698105     272     7,500 SH               SOLE                7,500          0           0

INTERNATIONAL PAPER CO  COMMON STOCK  460146103    2197    65,000 SH               SOLE               65,000          0           0

NORTHROP GRUMMAN CORP   COMMON STOCK  666807102    9189   107,100 SH               SOLE              107,100          0           0

PNC FINANCIAL SERVICES
  GROUP INC             COMMON STOCK  693475105   10595   250,000 SH               SOLE              250,000          0           0

TARGET CORP             COMMON STOCK  87612E106   20432   698,300 SH               SOLE              698,300          0           0

WEYERHAEUSER CO         COMMON STOCK  962166104    6792   142,000 SH               SOLE              142,000          0           0

                                                  85367 3,599,400